Financial risk management - Aging of Debtors (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Financial risk management
Financial assets	€ 3,494,788,000	€ 3,721,421,000	€ 4,128,033,000
Number Of Uncollectable Invoices | item	2
Trade receivables | Accumulated impairment [member]
Financial risk management
Financial assets	€ (9,600,000)
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets	552,000	3,000	424,000
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	24,000	3,000	208,000
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 19,000	€ 117,000	€ 473,000